Statements of changes in equity - USD ($)	Unitholders' Capital	Retained Earnings (Deficit)	Unit Premiums and Reserves	Total
Balance as (in number of units) at Dec. 31, 2017	1
Balance as at Dec. 31, 2017	$ 10			$ 10
Units issued on acquisition of CFCL (in number of units)	252,156,002
Units issued on acquisition of CFCL	$ 3,537,320,923			3,537,320,923
Cost of redemption of Units (note 7) (in number of units)	(36,825,227)
Cost of redemption of Units (note 7)	$ (516,595,332)			(473,604,287)
Cost of redemption of Units (note 7)		$ 42,988,598	$ 2,447
Net income (loss) for the year		(256,999,604)		(256,999,604)
Balance as (in number of units) at Dec. 31, 2018	215,330,776
Balance as at Dec. 31, 2018	$ 3,020,725,601	(214,011,006)	2,447	2,806,717,042
Cost of redemption of Units (note 7) (in number of units)	(20,503,476)
Cost of redemption of Units (note 7)	$ (287,628,912)			(266,402,073)
Cost of redemption of Units (note 7)		21,167,102	59,737
Net income (loss) for the year		419,467,760		419,467,760
Balance as (in number of units) at Dec. 31, 2019	194,827,300
Balance as at Dec. 31, 2019	$ 2,733,096,689	$ 226,623,856	$ 62,184	$ 2,959,782,729